Cover	12 Months Ended
Mar. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Mar. 31, 2025
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Central Index Key	0001604028